UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2009 (Unaudited)

DWS Target 2012 Fund

	Shares	Value ($)

Common Stocks 17.4%
Consumer Discretionary 1.9%
Diversified Consumer Services 0.0%
Apollo Group, Inc. "A"*	100	5,711
Hotels Restaurants & Leisure 0.3%
McDonald's Corp.	2,368	138,788
Household Durables 0.2%
Garmin Ltd.	3,200	96,832
Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	600	71,286
Liberty Media Corp. - Interactive "A"*	900	10,206
Priceline.com, Inc.*	300	47,337

		128,829

Media 0.5%
Scripps Networks Interactive "A"	2,800	105,728
Time Warner Cable, Inc.	2,977	117,413

		223,141
Multiline Retail 0.1%
Family Dollar Stores, Inc.	500	14,150
Specialty Retail 0.5%
Barnes & Noble, Inc.	6,300	104,643
Ross Stores, Inc.	2,700	118,827

		223,470
Consumer Staples 2.0%
Beverages 0.1%
Coca-Cola Enterprises, Inc.	2,700	51,489
Food & Staples Retailing 0.4%
Kroger Co.	1,200	27,756
Sysco Corp.	3,618	95,696
Wal-Mart Stores, Inc.	968	48,090

		171,542
Food Products 0.5%
Archer-Daniels-Midland Co.	4,400	132,528
Campbell Soup Co.	2,100	66,675

		199,203
Household Products 0.4%
Kimberly-Clark Corp.	2,300	140,668
Procter & Gamble Co.	270	15,660

		156,328
Personal Products 0.3%
Mead Johnson Nutrition Co. "A"	2,700	113,508
Tobacco 0.3%
Lorillard, Inc.	1,600	124,352
Philip Morris International, Inc.	500	23,680

		148,032
Energy 1.7%
Energy Equipment & Services 0.4%
Helix Energy Solutions Group, Inc.*	2,300	31,579
Oil States International, Inc.*	3,100	106,764
Rowan Companies, Inc.	1,500	34,875

		173,218
Oil, Gas & Consumable Fuels 1.3%
Anadarko Petroleum Corp.	800	48,744
ConocoPhillips	400	20,072
Encore Acquisition Co.*	2,300	85,261
ExxonMobil Corp.	1,869	133,951
Marathon Oil Corp.	1,500	47,955
Mariner Energy, Inc.*	7,400	94,276
Murphy Oil Corp.	100	6,114
Newfield Exploration Co.*	1,400	57,428
Occidental Petroleum Corp.	52	3,946
Williams Companies, Inc.	2,600	49,010

		546,757

Financials 2.2%
Capital Markets 0.3%
Bank of New York Mellon Corp.	200	5,332
Franklin Resources, Inc.	900	94,167
The Goldman Sachs Group, Inc.	100	17,017

		116,516
Commercial Banks 0.4%
Commerce Bancshares, Inc.	300	11,508
First Citizens BancShares, Inc. "A"	100	14,900
Fulton Financial Corp.	7,000	57,820
Huntington Bancshares, Inc.	5,400	20,574
Synovus Financial Corp.	12,100	26,862
Wells Fargo & Co.	1,700	46,784
Whitney Holding Corp.	1,300	10,439

		188,887
Consumer Finance 0.5%
AmeriCredit Corp.*	900	15,885
Capital One Financial Corp.	3,600	131,760
Discover Financial Services	3,400	48,076

		195,721
Diversified Financial Services 0.4%
Bank of America Corp.	4,200	61,236
Citigroup, Inc.	12,400	50,716
JPMorgan Chase & Co.	1,000	41,770

		153,722
Insurance 0.3%
OneBeacon Insurance Group Ltd. "A"	1,300	15,496
PartnerRe Ltd.	900	68,832
Unitrin, Inc.	3,400	66,640

		150,968
Real Estate Investment Trusts 0.3%
AMB Property Corp. (REIT)	100	2,198
Annaly Capital Management, Inc. (REIT)	1,200	20,292
AvalonBay Communities, Inc. (REIT)	136	9,354
Equity Residential (REIT)	300	8,664
HCP, Inc. (REIT)	400	11,836
Host Hotels & Resorts, Inc. (REIT)	1,200	12,132
Public Storage (REIT)	300	22,080
Simon Property Group, Inc. (REIT)	515	34,963
Vornado Realty Trust (REIT)	102	6,075

		127,594
Health Care 2.3%
Biotechnology 0.2%
Gilead Sciences, Inc.*	2,300	97,865
Health Care Equipment & Supplies 0.0%
Hill-Rom Holdings, Inc.	800	15,672
Health Care Providers & Services 1.1%
AmerisourceBergen Corp.	4,500	99,675
Coventry Health Care, Inc.*	5,400	107,082
McKesson Corp.	1,800	105,714
Medco Health Solutions, Inc.*	2,500	140,300
UnitedHealth Group, Inc.	800	20,760

		473,531

Pharmaceuticals 1.0%
Eli Lilly & Co.	4,040	137,401
Endo Pharmaceuticals Holdings, Inc.*	2,300	51,520
Forest Laboratories, Inc.*	600	16,602
Johnson & Johnson	143	8,444
Pfizer, Inc.	11,303	192,490

		406,457
Industrials 1.8%
Aerospace & Defense 0.6%
Lockheed Martin Corp.	1,800	123,822
Northrop Grumman Corp.	2,500	125,325

		249,147
Air Freight & Logistics 0.2%
United Parcel Service, Inc. "B"	1,600	85,888
Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co.	1,700	34,136
Construction & Engineering 0.3%
KBR, Inc.	2,300	47,081
Shaw Group, Inc.*	4,000	102,640

		149,721
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.	3,600	111,744
General Electric Co.	800	11,408

		123,152
Machinery 0.3%
Navistar International Corp.*	1,300	43,082
Timken Co.	3,600	79,308
Trinity Industries, Inc.	1,200	20,256

		142,646
Road & Rail 0.0%
Ryder System, Inc.	61	2,474
Information Technology 3.7%
Communications Equipment 0.3%
EchoStar Corp. "A"*	3,300	59,928
Harris Corp.	1,800	75,096

		135,024
Computers & Peripherals 1.1%
Apple, Inc.*	674	127,049
International Business Machines Corp.	1,891	228,073
NCR Corp.*	5,700	57,855
Teradata Corp.*	1,800	50,184

		463,161
Electronic Equipment, Instruments & Components 1.0%
Arrow Electronics, Inc.*	4,400	111,496
Avnet, Inc.*	4,700	116,466
Ingram Micro, Inc. "A"*	6,800	120,020
Tech Data Corp.*	1,600	61,488

		409,470
Internet Software & Services 0.5%
Google, Inc. "A"*	200	107,224
Sohu.com, Inc.*	800	44,480
VeriSign, Inc.*	2,900	66,149

		217,853

IT Services 0.6%
Global Payments, Inc.	2,300	113,229
MasterCard, Inc. "A"	100	21,902
SAIC, Inc.*	6,500	115,115

		250,246
Software 0.2%
Microsoft Corp.	1,200	33,276
Red Hat, Inc.*	300	7,743
Symantec Corp.*	3,800	66,804

		107,823
Materials 0.7%
Chemicals 0.3%
Cytec Industries, Inc.	1,800	59,706
Huntsman Corp.	6,600	52,470
Lubrizol Corp.	500	33,280

		145,456
Metals & Mining 0.1%
Reliance Steel & Aluminum Co.	600	21,888
Walter Energy, Inc.	300	17,550

		39,438
Paper & Forest Products 0.3%
International Paper Co.	5,200	116,012
Telecommunication Services 0.5%
Diversified Telecommunication Services
AT&T, Inc.	8,131	208,723
Utilities 0.6%
Electric Utilities 0.4%
Edison International	58	1,846
Exelon Corp.	2,800	131,488
FirstEnergy Corp.	900	38,952

		172,286
Independent Power Producers & Energy Traders 0.2%
NRG Energy, Inc.*	2,900	66,671

Total Common Stocks (Cost $6,980,902)		7,437,258
	Principal Amount ($)	Value ($)

Government & Agency Obligation 82.9%
US Treasury Obligation
US Treasury STRIPS, 5.313% **, 2/15/2012 (a) (Cost $32,215,486)	36,327,000	35,474,078
	Shares	Value ($)

Securities Lending Collateral 19.8%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $8,457,500)	8,457,500	8,457,500

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $47,653,888) †	120.1	51,368,836
Other Assets and Liabilities, Net	(20.1)	(8,580,015)

Net Assets	100.0	42,788,821

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $47,782,359. At October 31, 2009, net unrealized appreciation for all securities based on tax cost was $3,586,477. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,081,071 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $494,594.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2009 amounted to $8,300,428 which is 19.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$ 7,437,258	$ —	$ —	$ 7,437,258
Government & Agency Obligations	—	35,474,078	—	35,474,078
Short-Term Investments	8,457,500	—	—	8,457,500
Total	$ 15,894,758	$ 35,474,078	$ —	$ 51,368,836
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 21, 2009